Phoenix Investment Partners



Aberdeen

SEMIANNUAL REPORT




[LOGO] PHOENIX
       INVESTMENT PARTNERS


JANUARY 31, 1999


PHOENIX-ABERDEEN
NEW ASIA FUND


PHOENIX-ABERDEEN
GLOBAL SMALL
CAP FUND

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:
[PHOTO]
PHILIP MCLOUGHLIN

  We are pleased to provide you with this report for the Phoenix-Aberdeen funds for the six months ended January 31, 1999.

  The second half of the calendar year was a period of amazing volatility for global stock markets. After European and U.S. markets had reached their peak in early July, markets worldwide tumbled on a flood of bad news, completely wiping out the year-to-date gains for many markets, and by early October, markets had fallen to a one-year low. However, concerted worldwide action since that time has resulted in recovery in global markets.

  On the following pages, your fund managers review events of the past six months and provide their outlook for the near term. We hope you find their comments informative. If you have any questions, please contact your financial advisor or call us at 1-800-243-4361.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

FEBRUARY 26, 1999

              ----------------------------------------------------
              Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
              ----------------------------------------------------

PHOENIX-ABERDEEN NEW ASIA SERIES

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities in countries throughout Asia, with the exception of Japan. The Fund essentially focuses on quality companies with strong management, solid growth prospects and attractive relative valuations. Investors should note that foreign investments pose added risks, such as currency fluctuation, less public disclosure, as well as economic and political risks.

Q: WHAT WAS THE FUND'S RETURN FOR THE LAST SIX MONTHS?

A: For the six months ended January 31, 1999, Class A shares returned 16.89% and Class B shares returned 16.42% compared with a return of 16.79% for the Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific ex Japan Index.(1) All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT IS YOUR ASSESSMENT OF THE SITUATION IN ASIA?

A: In 1998 it became steadily clear that Asia as a whole was entering a sharp downward trend after what had been a decade or so of tremendous growth. The domino effect across the region, which started with Thailand, spread to China and India. While both escaped the early vicissitudes of the currency crisis due to the non-convertibility of their currencies, they had limited scope to avoid the wider economic fallout.

    Across the region, attention was focused on the International Monetary Fund
(IMF), whose initial recommendation was primarily aimed at stabilizing currencies in the crisis-hit countries by following tight monetary and fiscal policies. This led to a severe contraction in output and growing social unrest in many countries. After being widely criticized for its prescriptions, the IMF is now stressing the prevention of output contraction and is therefore recommending a combination of loose monetary and fiscal policies.

    Meanwhile, the policy response of governments around the region has been varied. Korea and Thailand, two of the worst affected economies, have been following policies set out by the IMF under newly elected democratic governments. The solutions are obvious; e.g., the enforcement of a "clearing" mechanism, such as an effective bankruptcy law and openness towards overseas capital for takeovers, etc. The implementation of such "simple" solutions is, however, impeded by cultural constraints--either unwillingness to break up cozy ties between business and politics or a touch of xenophobia. Even China, which has been relatively insulated from the effects of the regional financial crisis, has moved to strengthen its financial sector. In a landmark move, the government shut two trust and investment companies, GITIC and GZTIC, which were unable to pay off their debts.

    In contrast, the Malaysian government tried its best to stick its head in the sand, imposing draconian capital controls. In Taiwan, the government introduced new securities regulatory measures after the benchmark stock index tumbled, and set

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) ASIA PACIFIC EX JAPAN INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE FOR PACIFIC BASIN COUNTRIES, WITH THE EXCEPTION OF JAPAN. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

up a NT$200 billion stabilization fund to help prop up the stock market. And in a surprise move, the Hong Kong government abandoned its hands-off policy as it bought stocks and futures contacts in a defensive move against speculators.

    Over the past few months, exchange rates have stabilized, leading to lower interest rates across Asia. This has sparked off a rally in the equity and bond markets. But is this relative steadiness sustainable? Exchange rate stabilization, which has been partly achieved by accumulating current account surpluses, in effect, came about on the back of import compression, not export growth (exports in most countries have actually fallen in U.S. dollar terms). In addition, the IMF's initial policy mix of tight monetary and fiscal policy has killed off domestic economic activity. The priority now is to kick-start domestic demand, as Asia can no longer rely on exports to pull itself out of its mire.

    Japan is in no position to absorb Asia's produce, while the U.S. has predicted its trade deficit to reach a massive US$300 billion in 1999, re-igniting fears of protectionism. Lower interest rates and higher government spending alone will not spur growth. What the region needs is to get banks to lend again. But this will not happen until the capital structures of both banks and corporations are improved, and encouragingly, governments are taking steps to recapitalize banks in countries such as Korea, Japan and Thailand.

    Clearing mechanisms are also being put in place. The Korean Asset Management Company, which buys assets from banks and finance companies, will hold the country's first asset-backed securities sales; Thailand's Financial Sector Restructuring Authority's property auction has been well-received; the majority of Malaysian banks have finally cut a deal with regulators to sell their bad debt; and even in well-managed Singapore, companies are planning to sell off assets to strengthen their balance sheets. However, across Asia, a lot more needs to be done--debt needs restructuring and corporations still need to conduct major refocusing exercises. A good example is Korea, where conglomerates are still resisting the government's call to downsize their bloated empires. In addition, mergers and restructurings have not led to the closure of excess capacity or the laying-off of workers. All this is being postponed as evidenced by news that Korea Exchange Bank and Cho Hung Bank rehired almost all of their workers.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Restructuring and the closure of excess capacity should gradually lay the foundation for an economic recovery. However, the socio-political aspect needs to be handled with care. The bulk of the work force in these crisis-hit countries, with virtually non-existent safety nets, has never before seen economic contraction, unemployment and the resulting deterioration in living standards. Long used to rising incomes and virtually full employment, these people have excused corrupt leadership and cronyism. Indonesia, however, has shown us that it will no longer tolerate corruption. The Suharto family's wealth, accumulated through kickbacks, monopolies and preferential treatment, is much resented, and attacks on the minority Chinese are symptomatic of popular frustration at income inequality. Many of the bankrupt conglomerates, which have all but collapsed the banking system, are linked to leading government members and the ex-president's clan. We believe that even a year into the financial crisis, Indonesia remains a flash point, as ethnic violence continues to rack the nation. Hopefully, the result will be the emergence of effective, transparent and accountable governance in these countries, which will benefit the high quality professional companies that survive the downturn.

    We believe that China is another country that holds the key to the region's stability. Although recent GDP growth figures showed the economy expanding at 7%, below the targeted growth of 8%, anecdotal evidence suggests that the real economy is slowing at a more alarming pace. It is important for China to grow at about 8% to be able to absorb the cost of restructuring the state-owned sector and recapitalize the banking sector. In an attempt to maintain the growth level, the government has ordered state-owned enterprises and local governments to increase expenditure to boost demand. The risk is that the spending carried out will contribute to the structural problems that the government is attempting to tackle. It has also become apparent that the government's commitment to reform in the state-owned enterprises is wavering. Senior leaders have called for a more cautious approach to unemployment as well as pushing commercial banks to resume lending to the moribund state-owned enterprises. But directed lending, where banks are forced to make commercially non-viable investments, lies at the heart of the problem banks face. Banking problems in China, and a possible devaluation of the renminbi, would result in another round of volatility in regional currencies.

    We believe the safest and strongest country in which to invest is Singapore, where the government has tremendous financial flexibility. The wild card, in our opinion, is Indonesia, where, if the country survives, amazing value can be found. We can see little sign that China will look after the underlying shareholder, and we think Taiwan, which has some well-run companies, is simply too expensive. In between, one has the whole range-- from India, offering solid, relatively cheap companies (albeit with a rather stifling bureaucratic environment), to Korea and Thailand, which have made all the right political moves but where substance is still somewhat wanting. As stock pickers, nothing in the environment beats "kicking the tires" and identifying value and "survivability" at the company level. And, it is at this level, spread broadly across the region, that we are finding some great value.

    What we have seen over recent weeks, however, is a clear sign that there is light at the end of the tunnel, and we believe that Asian stock markets, generally, have seen their lows. The economic recovery, however, is unlikely to be smooth and sharp--and indeed we would say that a sharp recovery would actually be a bad thing, as it would lead to the postponement of necessary reforms. Investors, therefore, should be cautiously optimistic.

                                                               FEBRUARY 10, 1999

Phoenix-Aberdeen New Asia Fund

 TEN LARGEST EQUITY HOLDINGS AT JANUARY 31, 1999 (AS A PERCENTAGE OF TOTAL NET
                                    ASSETS)

    1.  BRL Hardy Ltd.                                                 5.1%
        OWNS AND OPERATES VINEYARDS IN AUSTRALIA
    2.  National Mutual Asia Ltd.                                      4.6%
        REGIONAL INSURANCE COMPANY OPERATING FROM HONG KONG
    3.  Rothmans Industries Ltd.                                       3.9%
        MANUFACTURER AND DISTRIBUTOR OF CIGARETTES IN ASIA
    4.  QBE Insurance Group Ltd.                                       3.3%
        REGIONAL INSURANCE COMPANY OPERATING FROM AUSTRALIA
    5.  Pohang Iron & Steel Co. Ltd.                                   3.2%
        KOREAN STEEL PRODUCER FOR THE CONSTRUCTION AND SHIPPING INDUSTRIES
    6.  Hongkong Electric Holdings Ltd.                                3.0%
        PROVIDES ELECTRICITY FOR HONG KONG
    7.  BSES Ltd. GDR                                                  2.9%
        PROVIDES ELECTRICITY FOR BOMBAY AND ITS SUBURBS
    8.  Singapore Press Holdings Ltd.                                  2.9%
        PUBLISHES, PRINTS AND DISTRIBUTES NEWSPAPERS AND MAGAZINES
    9.  Philippine Long Distance Telephone Co. Sponsored ADR           2.8%
        LONG DISTANCE TELEPHONE PROVIDER
   10.  PT Indosat                                                     2.8%
        PROVIDES TELECOMMUNICATIONS SERVICES IN INDONESIA

                        INVESTMENTS AT JANUARY 31, 1999
                                  (UNAUDITED)

                                                        SHARES         VALUE
                                                     ------------   -----------
FOREIGN COMMON STOCKS--96.7%

AUSTRALIA--17.5%
Australian Gas Light Co., Ltd. (Oil
(International Integrated)).............                   25,000   $   175,124
BRL Hardy Ltd. (Beverages
(Alcoholic))............................                  127,500       493,425
Commonwealth Bank of Australia (Banks
(Major Regional)).......................                   11,000       165,318
Leighton Holdings Ltd. (Engineering &
Construction)...........................                   40,000       162,088
Pacifica Group Ltd. (Manufacturing
(Diversified))..........................                   60,000       174,527
QBE Insurance Group Ltd. (Insurance
(Property-Casualty))....................                   80,000       319,250
Telstra Corp. Ltd. (Communications
Equipment)..............................                   38,000       206,266
                                                                    -----------
                                                                      1,695,998
                                                                    -----------

HONG KONG--18.8%
CDL Hotels International Ltd.
(Lodging-Hotels)........................                  900,000       200,935
Citybus Group Ltd. (Services (Commercial
& Consumer))............................                  700,000       166,220
Giordano International Ltd. (Retail
(Specialty-Apparel))....................                  799,000       192,821
Hongkong Electric Holdings Ltd.
(Electric Companies)....................                  100,000       292,949
Johnson Electric Holdings Ltd.
(Electronics (Component
Distributors))..........................                   65,000       158,961
National Mutual Asia Ltd. (Insurance
(Multi-Line))...........................                  600,000       449,103
Smartone Telecommunications
(Telecommunications
(Cellular/Wireless))....................                   51,000       152,037
Swire Pacific Ltd. Class B (Diversified
Miscellaneous)(b).......................                  325,000       209,710
                                                                    -----------
                                                                      1,822,736
                                                                    -----------

                                                        SHARES         VALUE
                                                     ------------   -----------

INDIA--10.0%
BSES Ltd. GDR (Diversified
Miscellaneous)..........................                   22,000   $   286,000
ICICI Ltd. Sponsored GDR (Financial
(Diversified))..........................                   25,000       156,250
Mahanagar Telephone Nigam Ltd. Sponsored
GDR (Telephone).........................                   24,000       268,200
Ranbaxy Laboratories Ltd. GDR (Health
Care (Drugs-Major Pharmaceuticals)).....                   26,000       263,250
                                                                    -----------
                                                                        973,700
                                                                    -----------

INDONESIA--3.2%
PT Indosat (Telecommunications
(Cellular/Wireless))....................                  220,000       274,078
PT Indosat ADR (Telecommunications
(Cellular/ Wireless))...................                    3,000        36,375
                                                                    -----------
                                                                        310,453
                                                                    -----------

MALAYSIA--5.8%
Carlsberg Brewery Malaysia Berhad
(Beverages (Alcoholic))(c)..............                   75,000       179,276
Malaysian Oxygen Berhad
(Chemicals)(c)..........................                   95,000       152,083
Sime UEP Properties Berhad (Real Estate
Development)(c).........................                  271,000       228,211
                                                                    -----------
                                                                        559,570
                                                                    -----------

NEW ZEALAND--2.5%
Telecom Corporation of New Zealand Ltd.
(Telecommunications
(Cellular/Wireless))....................                   50,000       241,177

PHILIPPINES--9.3%
Ayala Land, Inc. (Real Estate
Development)............................                  840,000       256,363
Bank of The Philippine Islands (Banks
(Major Regional)).......................                   90,000       224,415
La Tondena Distillers, Inc. (Beverages
(Alcoholic))............................                  200,000       148,052

                       See Notes to Financial Statements                       5

Phoenix-Aberdeen New Asia Fund

                                                        SHARES         VALUE
                                                     ------------   -----------
PHILIPPINES--CONTINUED
Philippine Long Distance Telephone Co.
Sponsored ADR (Telephone)...............                   12,000   $   276,000
                                                                    -----------
                                                                        904,830
                                                                    -----------
SINGAPORE--14.0%
Chemical Industries (Far East) Ltd.
(Chemicals).............................                  100,000        94,547
Clipsal Industries (Holdings) Ltd.
(Electrical Equipment)..................                  150,000       142,500
Robinson & Co. Ltd. (Retail (Department
Stores))................................                   80,000       217,457
Rothmans Industries Ltd. (Tobacco)......                   60,000       379,368
Singapore Press Holdings Ltd.
(Publishing (Newspapers))...............                   25,200       285,908
United Overseas Bank Ltd. (Banks (Money
Center))................................                   40,000       238,730
                                                                    -----------
                                                                      1,358,510
                                                                    -----------

SOUTH KOREA--3.2%
Pohang Iron & Steel Co. Ltd. (Iron &
Steel)..................................                    5,000       312,156

SRI LANKA--2.6%
John Keells Holdings Ltd. (Diversified
Miscellaneous)(b).......................                   40,000       116,110
National Development Bank Ltd. (Banks
(Major Regional))(b)....................                   75,000       134,978
                                                                    -----------
                                                                        251,088
                                                                    -----------

TAIWAN--1.8%
Standard Foods Taiwan Ltd. Sponsored GDR
(Foods)(b)..............................                   31,001       175,929
THAILAND--4.3%
Phatra Insurance Public Co. Ltd. Foreign
(Insurance (Multi-Line))................                   73,700       195,469
Ruam Pattana Fund II (Financial
(Diversified))(b).......................                1,500,000       227,334
                                                                    -----------
                                                                        422,803
                                                                    -----------

UNITED KINGDOM--3.7%
HSBC Holdings PLC (Banks (Money
Center))................................                    7,200       179,332
Rowe Evans Investments Group PLC
(Agricultural Products).................                  200,000       175,779
                                                                    -----------
                                                                        355,111
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,042,419)                                         9,384,061
-------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                     ------------   -----------
RIGHTS--0.1%

MALAYSIA--0.1%
Muhibbah Engineering Berhad Rights
(Engineering & Construction)(b)(c)......                  150,000   $     5,921
-------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $73,490)                                                 5,921
-------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.8%
(IDENTIFIED COST $12,115,909)                                         9,389,982
-------------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)       VALUE
                                                     ------   ------------
SHORT-TERM OBLIGATIONS--3.1%

REPURCHASE AGREEMENT--3.1%
Credit Suisse repurchase agreement,
4.68% dated 1/29/99 due 2/1/99,
repurchase price $300,117,
collateralized by U.S. Treasury Note
6.25%, 8/31/02, market value $307,528...             $  300        300,000
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $300,000)                                         300,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $12,415,909)                                    9,689,982(a)
Cash and receivables, less liabilities--0.1%                         8,657
                                                              ------------
NET ASSETS--100.0%                                            $  9,698,639
                                                              ------------
                                                              ------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $941,859 and gross depreciation of $3,818,911 for federal income tax purposes. At January 31, 1999, the aggregate cost of securities for federal income tax purposes was $12,567,034.
(b)  Non-income producing.
(c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

6                      See Notes to Financial Statements

Phoenix-Aberdeen New Asia Fund

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Agricultural Products............................................      1.9%
Banks (Major Regional)...........................................      5.6
Banks (Money Center).............................................      4.4
Beverages (Alcoholic)............................................      8.7
Chemicals........................................................      2.6
Communications Equipment.........................................      2.2
Diversified Miscellaneous........................................      6.5
Electric Companies...............................................      3.1
Electrical Equipment.............................................      1.5
Electronics (Component Distributors).............................      1.7
Engineering & Construction.......................................      1.8
Financial (Diversified)..........................................      4.1
Foods............................................................      1.9
Health Care (Drugs-Major Pharmaceuticals)........................      2.8
Insurance (Multi-Line)...........................................      6.9
Insurance (Property-Casualty)....................................      3.4
Iron & Steel.....................................................      3.3
Lodging-Hotels...................................................      2.1
Manufacturing (Diversified)......................................      1.9
Oil (International Integrated)...................................      1.9
Publishing (Newspapers)..........................................      3.0
Real Estate Development..........................................      5.2
Retail (Department Stores).......................................      2.3
Retail (Specialty-Apparel).......................................      2.1
Services (Commercial & Consumer).................................      1.8
Telecommunications (Cellular/Wireless)...........................      7.5
Telephone........................................................      5.8
Tobacco..........................................................      4.0
                                                                     ------
                                                                     100.0%
                                                                     ------
                                                                     ------

                       See Notes to Financial Statements                       7

New Asia Series

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $12,415,909)                               $    9,689,982
Cash                                                                  74,653
Foreign currency at value
  (Identified cost $27,752)                                           27,752
Receivables
  Investment securities sold                                          63,670
  Receivable from adviser                                             11,734
  Dividends and interest                                               5,317
  Fund shares sold                                                     1,141
  Tax reclaim                                                            112
Prepaid expense                                                          187
                                                              --------------
    Total assets                                                   9,874,548
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                             54,511
  Transfer agent fee                                                  11,148
  Trustees' fee                                                        9,090
  Distribution fee                                                     3,889
  Financial agent fee                                                  2,797
  Administration fee                                                   2,439
Accrued expenses                                                      92,035
                                                              --------------
    Total liabilities                                                175,909
                                                              --------------
NET ASSETS                                                    $    9,698,639
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   16,477,686
Undistributed net investment loss                                   (127,074)
Accumulated net realized loss                                     (3,925,594)
Net unrealized depreciation                                       (2,726,379)
                                                              --------------
NET ASSETS                                                    $    9,698,639
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,884,897)                  1,094,596
Net asset value per share                                              $6.29
Offering price per share $6.29/(1-4.75%)                               $6.60

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,813,742)                    450,896
Net asset value and offering price per share                           $6.24

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $   134,144
Interest                                                                  11,328
Foreign taxes withheld                                                    (4,510)
                                                                     -----------
    Total investment income                                              140,962
                                                                     -----------

EXPENSES
Investment advisory fee                                                   37,998
Distribution fee, Class A                                                  7,901
Distribution fee, Class B                                                 13,101
Financial agent fee                                                       16,571
Custodian                                                                 29,083
Transfer agent                                                            27,867
Registration                                                              13,502
Trustees                                                                  10,790
Printing                                                                  10,683
Professional                                                               9,110
Administration fee                                                         6,705
Miscellaneous                                                              3,903
                                                                     -----------
    Total expenses                                                       187,214
    Less expenses borne by investment adviser                            (83,512)
                                                                     -----------
    Net expenses                                                         103,702
                                                                     -----------
NET INVESTMENT INCOME                                                     37,260
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                       (1,135,416)
Net realized loss on foreign currency transactions                          (897)
Net change in unrealized appreciation (depreciation) on investments    2,488,080
Net change in unrealized appreciation (depreciation) on foreign
  currency and foreign currency transactions                                 316
                                                                     -----------
NET GAIN ON INVESTMENTS                                                1,352,083
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $ 1,389,343
                                                                     -----------
                                                                     -----------

8                      See Notes to Financial Statements

New Asia Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                Ended
                                          January 31, 1999     Year Ended
                                             (Unaudited)      July 31, 1998
                                          -----------------   -------------
FROM OPERATIONS
  Net investment income (loss)                $   37,260      $      84,661
  Net realized gain (loss)                    (1,136,313)        (2,539,602)
  Net change in unrealized appreciation
    (depreciation)                             2,488,396         (5,878,425)
                                          -----------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  1,389,343         (8,333,366)
                                          -----------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                 (73,460)          (119,514)
  Net investment income, Class B                 (19,348)           (43,580)
  In excess of net investment income,
    Class A                                           --           (239,479)
  In excess of net investment income,
    Class B                                           --            (87,326)
                                          -----------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                (92,808)          (489,899)
                                          -----------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (315,192
    and 568,922 shares, respectively)          1,817,256          3,994,745
  Net asset value of shares issued from
    reinvestment of distributions
    (11,699 and
    54,456 shares, respectively)                  71,364            341,985
  Cost of shares repurchased (398,854
    and 735,511 shares, respectively)         (2,299,980)        (5,284,710)
                                          -----------------   -------------
Total                                           (411,360)          (947,980)
                                          -----------------   -------------
CLASS B
  Proceeds from sales of shares (39,126
    and 146,419 shares, respectively)            219,999          1,054,677
  Net asset value of shares issued from
    reinvestment of distributions (2,871
    and
    18,909 shares, respectively)                  17,372            118,368
  Cost of shares repurchased (101,275
    and 272,894 shares, respectively)           (532,345)        (2,064,578)
                                          -----------------   -------------
Total                                           (294,974)          (891,533)
                                          -----------------   -------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                                (706,334)        (1,839,513)
                                          -----------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS          590,201        (10,662,778)
NET ASSETS
  Beginning of period                          9,108,438         19,771,216
                                          -----------------   -------------
  END OF PERIOD [INCLUDING ACCUMULATED
    NET INVESTMENT LOSS AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($127,074) AND
    ($71,526), RESPECTIVELY]                  $9,698,639      $   9,108,438
                                          -----------------   -------------
                                          -----------------   -------------

                       See Notes to Financial Statements                       9

New Asia Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                          Class A
                                        --------------------------------------------
                                        SIX MONTHS                           FROM
                                          ENDED                           INCEPTION
                                         1/31/99         YEAR ENDED       9/4/96 TO
                                        (UNAUDITED)       7/31/98          7/31/97
                                        ----------       ----------       ----------
Net asset value, beginning of period    $     5.45       $    10.44       $    10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.03(4)(5)       0.06(4)(5)       0.09(4)(5)(7)
  Net realized and unrealized gain
    (loss)                                    0.88            (4.75)            0.41
                                        ----------       ----------       ----------
      TOTAL FROM INVESTMENT
       OPERATIONS                             0.91            (4.69)            0.50
                                        ----------       ----------       ----------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.07)           (0.10)           (0.06)
  In excess of net investment income            --            (0.20)              --
                                        ----------       ----------       ----------
      TOTAL DISTRIBUTIONS                    (0.07)           (0.30)           (0.06)
                                        ----------       ----------       ----------
Change in net asset value                     0.84            (4.99)            0.44
                                        ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD          $     6.29       $     5.45       $    10.44
                                        ----------       ----------       ----------
                                        ----------       ----------       ----------
Total return(1)                              16.89%(3)       (45.29)%           4.98%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                               $6,885           $6,352          $13,355
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.10%(2)         2.10%            2.10%(2)
  Net investment income                       1.04%(2)         0.89%            0.95%(2)
Portfolio turnover                               8%(3)           44%               9%(3)

                                                           Class B
                                        ----------------------------------------------
                                        SIX MONTHS                            FROM
                                          ENDED                            INCEPTION
                                         1/31/99         YEAR ENDED        9/4/96 TO
                                        (UNAUDITED)       7/31/98           7/31/97
                                        ----------       ----------       ------------
Net asset value, beginning of period    $     5.40       $    10.39       $      10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                0.01(4)(6)       0.01(4)(6)         0.01(4)(6)(7)
  Net realized and unrealized gain
    (loss)                                    0.87            (4.73)              0.43
                                        ----------       ----------              -----
      TOTAL FROM INVESTMENT
       OPERATIONS                             0.88            (4.72)              0.44
                                        ----------       ----------              -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.04)           (0.09)             (0.05)
  In excess of net investment income            --            (0.18)                --
                                        ----------       ----------              -----
      TOTAL DISTRIBUTIONS                    (0.04)           (0.27)             (0.05)
                                        ----------       ----------              -----
Change in net asset value                     0.84            (4.99)              0.39
                                        ----------       ----------              -----
NET ASSET VALUE, END OF PERIOD          $     6.24       $     5.40       $      10.39
                                        ----------       ----------              -----
                                        ----------       ----------              -----
Total return(1)                              16.42%(3)       (45.83)%             4.37%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                               $2,814           $2,756             $6,416
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.85%(2)         2.85%              2.85%(2)
  Net investment income                       0.33%(2)         0.18%              0.06%(2)
Portfolio turnover                               8%(3)           44%                 9%(3)

(1)  Maximum sales charges are not reflected in the total calculation.
(2)  Annualized
(3)  Not annualized
(4)  Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.05, $0.10 and $0.15, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.05, $0.10 and $0.15, respectively.
(7) 1997 distributions were made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

10
                       See Notes to Financial Statements

PHOENIX-ABERDEEN GLOBAL SMALL CAP FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund seeks long-term capital appreciation by investing primarily in a globally diversified portfolio of equity securities of small and medium sized companies. A healthy financial structure and solid fundamental prospects will be sought, but given the limited operating history of smaller companies, in certain situations some of the above factors will not be available or remain to be proven. Investors should note that foreign investments pose added risks, such as currency fluctuation, less public disclosure, as well as economic and political risks. Investors should note that small company investing involves added risks, including greater price volatility, less liquidity and increased competitive threat.

Q: HOW DID THE FUND PERFORM DURING THIS VOLATILE MARKET ENVIRONMENT?

A: For the six months ended January 31, 1999, Class A shares returned (6.04)% and Class B shares returned (6.31)% compared with a return of 4.05% for the Fund's benchmark index, the FT/ S&P--Actuaries World Index of Medium/Small Companies(1). All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS MOST AFFECTED PERFORMANCE?

A: The second half of the calendar year was a period of amazing volatility for global stock markets. After European and U.S. markets reached their peak in early July, markets worldwide tumbled on a flood of bad news. The initial catalyst for the dramatic downturn was the financial crisis in Russia, where the ruble collapsed. Nervousness spread to other markets, particularly Latin America, where it was feared that Brazil was the next in line to devalue. All of the region's currencies came under intense pressure; interest rates soared; and equity markets plunged more than 50% in less than two months. Confirmation that Japan was suffering its worst economic slump since 1945 added to international market worries and lay to rest hopes for a rebound in Asian markets. The crash of the Russian ruble, and the severe downturn in worldwide markets also put many hedge funds in severe financial difficulties and the announcement that U.S. hedge fund manager Long-Term Capital Management LP had been bailed out to the extent of $3.5 billion sent shockwaves through the financial community.

    All this bad news completely wiped out the year-to-date gains for many markets, and by early October, markets had fallen to a one-year low. However, concerted worldwide action since that time resulted in recovery in global markets as stocks rose on expectations that corporate profits would benefit from lower interest rates. Much of the credit must be given to the U.S. Federal Reserve, which cut interest rates three times in seven weeks to ensure that the U.S. economy did not slide into recession. We have also seen cuts in European interest rates, and the Japanese government announced a major package to stimulate its failing economy. Markets in Southeast Asia also showed signs of recovery, with the perception being that the worst is now over for that region.

(1) THE FT/S&P--ACTUARIES WORLD INDEX IS AN UNMANAGED, COMMONLY USED BROAD MARKET INDEX, COVERING COUNTRIES IN THE PACIFIC BASIN, EUROPE AND THE AMERICAN MARKETS. THE MEDIUM/SMALL COMPONENT CONSISTS OF MEDIUM- TO SMALL-CAPITALIZATION COMPANIES IN THE WORLD INDEX. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

However, the New Year started badly for many emerging markets, particularly in Latin America, where the devaluation of the Brazilian currency renewed concerns over the region's financial stability.

Q: WHICH AREAS OF THE PORTFOLIO PERFORMED WELL AND WHICH PERFORMED POORLY DURING THE PERIOD?

A: In the United States, our technology holdings benefited from the surge in share prices in that sector, with the most notable success being our holding in Emulex, a networking company which more than doubled in value. General Instruments, which develops digital systems, and Com 21, which provides high-speed communications for the broadband access market, also performed exceptionally well. However, outside the technology area, the overall performance for U.S. smaller companies in the portfolio was lackluster. In the UK, substantial gains were made from our holdings in stockbroker Charles Stanley and software company Gresham Computing, but these gains were partly offset by disappointing returns from sporting goods retailer JJB Sports and Rolfe & Nolan, a computer services company. A similar mixed pattern was seen in Europe where companies, such as Danish newspaper publisher Sondagsavisen, continued to flourish, while at the same time our Swedish holdings languished. In Japan, our relatively low weighting has been justified as smaller companies have struggled amid little evidence of a recovery of the domestic economy. Elsewhere in Asia, our holdings in Singapore have bounced back well, while in Latin America, the general malaise that affected the region has adversely impacted our holdings.

Q: WHAT IS THE OUTLOOK FOR WORLDWIDE MARKETS, PARTICULARLY FOR SMALLER
COMPANIES?

A: While the manufacturing sector continues under pressure in most countries, consumer confidence is rebounding once again in a number of economies, suggesting still relatively buoyant consumer spending. Merger and acquisition activity, liquidity, momentum and a consumer-led domestic economy, which is so far proving more resilient than most commentators expected, have provided powerful supports for the U.S. market, where the main indices are again reaching record highs. However, investors' desire to chase stocks ever higher may well cool and the chance of another sell-off in the first half of 1999 remains high, particularly if corporate earnings disappoint. The Federal Reserve again decided to leave interest rates unchanged at their first meeting of the year, and it is unlikely that we will see any further cuts early in 1999. Indeed, the surprising continued strength of the U.S. economy is an indication that the next interest rate move may well be upward. Technology stocks have seen sharp rises, and there are questions of whether we are witnessing structural or cyclical growth in that sector. Technology sector earnings could prove relatively immune to a downturn in the economic cycle; however, there is a danger from overoptimism. Meanwhile, investors are looking for sector confidence and are prepared to accept high multiples in exchange for earnings certainty.

    The rally in the UK has returned it to a level that is above most revised expectations for this year, and only around 10-12% below the more optimistic forecasts for next year. However, it is the excellent technical position that provides the strongest support, together with the likelihood of further monetary easing in the UK. Economic growth forecasts, meanwhile, remain under pressure and will clearly impact further on earnings expectations. As with the UK, Continental Europe appears less at risk than the U.S. from a valuation perspective, even given the degree to which perceptions surrounding Europe's economic growth and earnings prospects have deteriorated since the tremendous rally earlier in the year. We believe that additional rate cuts are on the agenda for early 1999, which should offset any concerns over the launch of the euro.

    In the Far East, sentiment toward Japan is improving, with fund managers becoming increasingly nervous of their generally underweight positions in the stock market and currency. There is growing optimism about the economy and banking system following the government's recent measures, but this may be due more to the hope that this will prevent imminent free-fall than belief that the plans solve Japan's structural problems. Further short-term support for the stock market may emerge from an eventual deal between the LDP and Liberals to suspend the sales tax. Elsewhere in Asia, currencies have stabilized and interest rates have fallen. A protracted recovery is likely, provided that there is no worsening of the U.S. and Japanese economies.

    In Latin America, in a surprise move in early January, Brazilian authorities decided to float the REAL, triggering a 40% fall in the currency by month's end. The move has caused interest rates to rise throughout Latin America, dampening the outlook for growth in 1999. However, valuations are now at historic lows and Latin equities could get a boost from an improving interest rate environment.

    Overall, the scale of recent rallies suggests that a period of consolidation is due. The U.S. will set the trends for other equity markets and a soft landing, very low inflation, falling interest rates and steady earnings growth are a possibility. Smaller companies have lagged behind their larger counterparts for several years now, but with relative valuations at levels more attractive than ever, the long-awaited revival of smaller companies may not be far off.

                                                               FEBRUARY 10, 1999

Phoenix-Aberdeen Global Small Cap Fund

 TEN LARGEST HOLDINGS AT JANUARY 31, 1999 (AS A PERCENTAGE OF TOTAL NET ASSETS)

    1.  Charles Stanley Group PLC                                      6.3%
        OFFERS STOCK BROKERING AND INVESTMENT MANAGEMENT SERVICES IN THE UK
    2.  Gresham Computing PLC                                          5.0%
        DEVELOPS AND SELLS COMPUTER SOFTWARE IN THE UK
    3.  S&P 500 Depository Receipts                                    2.0%
        UNIT INVESTMENT TRUST INTENDED TO TRACK THE PERFORMANCE OF THE S&P
        500
    4.  Kawasumi Laboratories, Inc.                                    2.0%
        JAPANESE MANUFACTURER OF MEDICAL EQUIPMENT
    5.  Wilmington Group PLC                                           1.9%
        UK PUBLISHER OF PERIODICALS AND DIRECTORIES
    6.  NetCom ASA                                                     1.8%
        PROVIDES CELLULAR TELEPHONE SERVICES IN NORWAY
    7.  Rapala Normark Corp.                                           1.8%
        FINNISH MANUFACTURER OF FISHING AND HUNTING EQUIPMENT
    8.  KM Europa Metal AG                                             1.6%
        MANUFACTURES AND MARKETS COPPER PRODUCTS IN GERMANY
    9.  FCC Company Ltd.                                               1.6%
        JAPANESE MAKER OF MOTORCYCLE CLUTCHES FOR HONDA AND SUZUKI
   10.  NH Hoteles SA                                                  1.6%
        SPANISH LEISURE COMPANY WITH INTERESTS IN THE HOTEL AND WINE
        SECTORS

                        INVESTMENTS AT JANUARY 31, 1999
                                  (UNAUDITED)

                                                        SHARES         VALUE
                                                     ------------   ------------

COMMON STOCKS--32.4%

UNITED STATES--32.4%
AFC Cable Systems, Inc. (Electrical
Equipment)(b)...........................                    3,000   $    105,750
ALZA Corp. (Health Care (Specialized
Services))(b)...........................                    4,500        227,531
ANTEC Corp. (Communications
Equipment)(b)...........................                    5,000        111,250
Amkor Technology, Inc. (Electronics
(Semiconductors))(b)....................                    5,000         57,812
Autodesk, Inc. (Computers (Software &
Services))..............................                    2,000         88,375
Bank United Corp. Class A (Savings &
Loan Companies).........................                    3,000        120,000
Best Buy Co., Inc. (Retail (Computers &
Electronics))(b)........................                    2,000        181,500
Black Box Corp. (Computers
(Networking))(b)........................                    4,300        157,756
C-Cube Microsystems, Inc.
(Communications Equipment)(b)...........                   10,000        201,250
CHS Electronics, Inc. (Computers
(Hardware))(b)..........................                    9,000        134,437
Catalina Marketing Corp. (Services
(Advertising/ Marketing))(b)............                    2,000        133,500
Cell Genesys, Inc. (Biotechnology)(b)...                   30,000        179,062
Charter One Financial, Inc. (Savings &
Loan Companies).........................                    7,000        196,000
Chicago Title Corp. (Insurance
(Property-Casualty))....................                    2,000         86,750
Claire's Stores, Inc. (Retail
(Specialty))............................                    8,000        158,000
Com21, Inc. (Communications
Equipment)(b)...........................                    5,000        137,500
Corning, Inc. (Manufacturing
(Diversified))..........................                    1,500         73,125
Crown Castle International Corp.
(Telecommunications
(Cellular/Wireless))(b).................                    9,200        198,950
Dallas Semiconductor Corp. (Electronics
(Semiconductors)).......................                    7,000        256,812

                                                        SHARES         VALUE
                                                     ------------   ------------
UNITED STATES--CONTINUED
Data General Corp. (Computers
(Hardware))(b)..........................                   11,000   $    215,187
Diebold, Inc. (Manufacturing
(Specialized))..........................                    4,500        153,000
Donaldson, Lufkin & Jenrette, Inc.
(Investment Banking/Brokerage)..........                    3,500        174,563
Dura Pharmaceuticals, Inc. (Health Care
(Drugs-Major Pharmaceuticals))(b).......                   16,000        231,000
Emulex Corp. (Computers
(Networking))(b)........................                   10,000        352,969
Enhance Financial Services Group
(Financial (Diversified))...............                    2,000         50,000
Fremont General Corp. (Insurance
(Property-Casualty))....................                    5,000        113,125
Furon Co. (Manufacturing
(Diversified))..........................                    2,000         26,125
General Instrument Corp. (Communications
Equipment)(b)...........................                   10,000        355,000
Health Care REIT, Inc. (REITS)..........                    7,500        187,031
HomeBase, Inc. (Retail (Building
Supplies))(b)...........................                   10,000         66,875
Horace Mann Educators Corp. (Insurance
(Multi-Line))...........................                    5,000        120,000
Hospitality Properties Trust (REITS)....                    2,500         66,719
Hutchinson Technology, Inc. (Computers
(Peripherals))(b).......................                    3,000        138,375
Iridium World Communications Ltd. Class
A (Telecommunications
(Cellular/Wireless))(b).................                    5,000        160,313
LaSalle Hotel Properties (REITS)........                   12,000        150,000
Lennar Corp. (Homebuilding).............                    5,000        136,875
Linens 'n Things, Inc. (Retail
(Specialty))(b).........................                    3,000        110,625
Maxtor Corp. (Computers
(Peripherals))(b).......................                   11,000        177,375
Metris Companies, Inc. (Consumer
Finance)................................                      800         40,400

14                     See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                                                        SHARES         VALUE
                                                     ------------   ------------
UNITED STATES--CONTINUED
New Century Financial Corp. (Consumer
Finance)(b).............................                    9,000   $    122,625
Pinnacle West Capital Corp. (Electric
Companies)..............................                    2,000         80,000
RFS Hotel Investors, Inc. (REITS).......                   11,000        139,563
Rochester Gas & Electric Corp. (Electric
Companies)..............................                    2,300         66,125
Rush Enterprises, Inc. (Trucks &
Parts)(b)...............................                    6,500         84,500
Selective Insurance Group, Inc.
(Insurance (Property-Casualty)).........                    3,000         54,750
Sherwin-Williams Co. (The) (Retail
(Building Supplies))....................                    6,000        153,750
Simon Property Group, Inc. (REITS)......                    6,000        157,875
Sunstone Hotel Investors, Inc.
(REITS).................................                   20,000        166,250
Talbots, Inc. (The) (Retail
(Specialty-Apparel))....................                    3,500         96,250
Terayon Communications Systems, Inc.
(Communications Equipment)(b)...........                    3,500        141,750
Toll Brothers, Inc. (Homebuilding)(b)...                    3,500         80,500
United States Filter Corp. (Waste
Management)(b)..........................                    8,000        185,500
Valassis Communications, Inc. (Specialty
Printing)(b)............................                    3,500        178,938
Washington Federal, Inc. (Savings & Loan
Companies)..............................                    6,500        166,969
World Color Press, Inc. (Specialty
Printing)(b)............................                    7,000        172,375
                                                                    ------------
                                                                       7,878,637
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $7,180,880)                                           7,878,637
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--63.4%
ARGENTINA--0.3%
Banco Frances SA Sponsored ADR (Banks
(Major Regional)).......................                    4,500         70,312

AUSTRALIA--2.4%
BRL Hardy Ltd. (Beverages
(Alcoholic))............................                   75,000        290,250
Pacifica Group Ltd. (Manufacturing
(Diversified))..........................                  100,000        290,878
                                                                    ------------
                                                                         581,128
                                                                    ------------
BELGIUM--0.4%
Virgin Express Holdings PLC Sponsored
IDR (Airlines)(b).......................                    4,300         90,339

BRAZIL--0.6%
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar Sponsored ADR
(Retail (Food Chains))..................                   11,000        110,000

                                                        SHARES         VALUE
                                                     ------------   ------------
BRAZIL--CONTINUED

Companhia Paranaense de Energia
Sponsored ADR (Electric Companies)......                   10,000   $     40,000
TV Filme, Inc. (Broadcasting
(Television, Radio & Cable))(b).........                    7,400          3,237
                                                                    ------------
                                                                         153,237
                                                                    ------------

CHILE--0.4%
Distribucion y Servicio SA (Retail (Food
Chains))(b).............................                    8,500         91,375

DENMARK--1.5%
Sondagsavisen A/S (Publishing
(Newspapers))(b)........................                    4,950        377,895

FINLAND--3.8%
Elcoteq Network Corp. Class A
(Communications Equipment)..............                   28,400        282,204
Rapala Normark Corp. (Leisure Time
(Products))(b)..........................                   48,000        430,630
Sampo Insurance Co. PLC Class A
(Insurance (Multi-Line))................                    5,250        222,384
                                                                    ------------
                                                                         935,218
                                                                    ------------

FRANCE--3.6%
Altran Technologies SA (Engineering &
Construction)...........................                    1,000        296,172
Picogiga (Electronics
(Semiconductors))(b)....................                    4,710         77,558
Societe Industrielle D'Aviations
Latecoere SA (Aerospace/Defense)........                    2,310        208,290
Union des Assurances Federales
(Insurance (Life/ Health))..............                    2,370        298,750
                                                                    ------------
                                                                         880,770
                                                                    ------------

GERMANY--4.1%
Apcoa Parking AG (Services (Commercial &
Consumer))..............................                    3,000        178,521
Berliner Kraft-und Licht AG (Electric
Companies)..............................                   11,040        288,359
KM Europa Metal AG (Metals Mining)......                    7,080        393,972
LOESCH Umweltschutz AG (Waste
Management).............................                   11,568        143,193
                                                                    ------------
                                                                       1,004,045
                                                                    ------------

HONG KONG--1.2%
Giordano International Ltd. (Retail
(Specialty-Apparel))....................                  751,000        181,237

                       See Notes to Financial Statements                      15

Phoenix-Aberdeen Global Small Cap Fund

                                                        SHARES         VALUE
                                                     ------------   ------------
HONG KONG--CONTINUED
Magician Industries Holdings Ltd.
(Consumer Products (Miscellaneous)).....                1,500,000   $    121,955
                                                                    ------------
                                                                         303,192
                                                                    ------------

INDIA--1.3%
Crompton Greaves Ltd. Sponsored GDR
(Electrical Equipment)(b)...............                  155,000        193,750
ICICI Ltd. GDR (Financial
(Diversified))..........................                   20,000        125,000
                                                                    ------------
                                                                         318,750
                                                                    ------------

INDONESIA--0.4%
PT Sari Husada (Foods)(b)...............                  275,333         60,758
PT Tigaraksa Satria (Distributors (Food
& Health))..............................                  350,000         46,927
                                                                    ------------
                                                                         107,685
                                                                    ------------
IRELAND--0.9%
IFG Group PLC (Financial
(Diversified))..........................                  183,300        212,324

ISRAEL--0.8%
Koor Industries Ltd. (Communications
Equipment)..............................                    2,200        187,495
ITALY--2.1%
Banca di Roma (Banks (Money
Center))(b).............................                  123,000        182,285
Banca Popolare di Bergamo Credito
Varesino SPA (Banks (Major Regional))...                   13,700        340,722
                                                                    ------------
                                                                         523,007
                                                                    ------------

JAPAN--4.9%
FCC Company Ltd. (Trucks & Parts).......                   35,000        391,297
Kawasumi Laboratories, Inc. (Health Care
(Medical Products & Supplies))..........                   29,000        483,832
Nishio Rent All Co. (Services
(Commercial & Consumer))................                   31,000        194,083
Shinmei Electric (Electrical
Equipment)..............................                   12,000        123,839
                                                                    ------------
                                                                       1,193,051
                                                                    ------------

MEXICO--0.8%
Corporacion Interamericana de
Entretenimiento SA Class B
(Entertainment)(b)......................                   45,000        101,427
Grupo Elektra SA de C.V. CPO (Retail
(Specialty))............................                   60,000         25,394
Industrias, CH SA Series B (Machinery
(Diversified))(b).......................                   21,400         38,545
Tekchem SA Class A (Chemicals
(Specialty))(b).........................                  182,000         19,705
                                                                    ------------
                                                                         185,071
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------

NETHERLANDS--0.9%
BE Semiconductor Industries NV
(Electronics (Semiconductors))(b).......                   31,250   $    227,126

NORWAY--3.3%
NetCom ASA (Telecommunications
(Cellular/ Wireless))(b)................                   12,650        441,636
Tomra Systems ASA (Waste Management)....                   10,400        350,659
                                                                    ------------
                                                                         792,295
                                                                    ------------

SINGAPORE--3.0%
Industrial & Commercial Bank Ltd. (Banks
(Major Regional)).......................                   78,000        125,369
Robinson & Co. Ltd. (Retail (Department
Stores))................................                   80,000        217,457
Rothmans Industries Ltd. (Tobacco)......                   60,000        379,368
                                                                    ------------
                                                                         722,194
                                                                    ------------

SPAIN--3.9%
Befesa Medio Ambiente SA (Waste
Management)(b)..........................                   10,865        130,666
Catalana Occidente SA (Insurance
(Multi-Line))...........................                   10,510        261,744
NH Hoteles SA (Investment
Banking/Brokerage)(b)...................                   30,485        380,816
Sotogrande SA (Real Estate
Development)(b).........................                   51,000        173,172
                                                                    ------------
                                                                         946,398
                                                                    ------------

SRI LANKA--0.5%
John Keells Holdings Ltd. (Diversified
Miscellaneous)(b).......................                   40,000        116,110

SWEDEN--3.9%
Artimplant AB Class B (Health Care
(Medical Products & Supplies))(b).......                   32,000        180,395
AssiDoman AB (Paper & Forest
Products)...............................                   11,000        209,991
Haldex AB (Trucks & Parts)..............                   18,000        247,915
Ortivus AB B Shares (Health Care
(Medical Products & Supplies))(b).......                   35,500        300,189
                                                                    ------------
                                                                         938,490
                                                                    ------------

SWITZERLAND--0.8%
SEZ Holding AG Registered (Electrical
Equipment)..............................                    1,000        190,228

TAIWAN--0.6%
Standard Foods Taiwan Ltd. Sponsored GDR
(Foods)(b)..............................                   24,797        140,722

UNITED KINGDOM--17.0%
Access Plus PLC (Services (Advertising/
Marketing)).............................                   85,000        272,293

16                     See Notes to Financial Statements

Phoenix-Aberdeen Global Small Cap Fund

                                                        SHARES         VALUE
                                                     ------------   ------------
UNITED KINGDOM--CONTINUED
Charles Stanley Group PLC (Investment
Banking/ Brokerage).....................                  251,000   $  1,523,599
Gresham Computing PLC (Computers
(Software & Services))..................                  530,000      1,214,598
ILP Group PLC (Manufacturing
(Specialized))(b).......................                  260,000         74,747
JJB Sports PLC (Retail (Specialty)).....                   30,000        177,421
London Pacific Group Ltd. Sponsored ADR
(Financial (Diversified))...............                    4,000         50,500
Rolfe & Nolan PLC (Computers (Software &
Services))..............................                  100,000        347,450
Wilmington Group PLC (Publishing).......                  150,000        471,892
                                                                    ------------
                                                                       4,132,500
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $17,498,063)                                         15,420,957
--------------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--5.2%

UNIT INVESTMENT TRUSTS--5.2%
AMEX Consumer Staples Select Sector
Depository Receipts(b)..................                    4,000        107,188
AMEX Financial Select Sector Depository
Receipts(b).............................                    8,000        190,750
AMEX Technology Select Sector Depository
Receipts(b).............................                    5,800        219,131
Diamonds Trust, Series I................                    1,000         93,344
S&P 400 Mid-Cap Depository Receipts.....                    2,000        142,125
S&P 500 Depository Receipts.............                    3,900        498,042
                                                                    ------------
                                                                       1,250,580
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $1,170,195)                                           1,250,580
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--101.0%
(IDENTIFIED COST $25,849,138)                                         24,550,174
--------------------------------------------------------------------------------

                                                      PAR
                                                     VALUE
                                                     (000)        VALUE
                                                     ------   -------------

SHORT-TERM OBLIGATIONS--0.8%

REPURCHASE AGREEMENT--0.8%
Credit Suisse repurchase agreement,
4.68%, dated 1/29/99 due 2/1/99,
repurchase price $200,078,
collateralized by U.S. Treasury Note
6.25%, 8/31/02, market value $205,019...             $  200   $     200,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $200,000)                                          200,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $26,049,138)                                    24,750,174(a)
Cash and receivables, less liabilities--(1.8%)                     (436,051)
                                                              -------------
NET ASSETS--100.0%                                            $  24,314,123
                                                              -------------
                                                              -------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,828,594 and gross depreciation of $5,302,434 for federal income tax purposes. At January 31, 1999, the aggregate cost of securities for federal income tax purposes was $26,224,014.
(b)  Non-income producing.

                       See Notes to Financial Statements                      17

Phoenix-Aberdeen Global Small Cap Fund

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense........................................................    0.9%
Airlines.................................................................    0.4
Banks (Major Regional)...................................................    2.2
Banks (Money Center).....................................................    0.7
Beverages (Alcoholic)....................................................    1.2
Biotechnology............................................................    0.7
Chemicals (Specialty)....................................................    0.1
Communications Equipment.................................................    5.8
Computers (Hardware).....................................................    1.4
Computers (Networking)...................................................    2.1
Computers (Peripherals)..................................................    1.3
Computers (Software & Services)..........................................    6.7
Consumer Finance.........................................................    0.7
Consumer Products (Miscellaneous)........................................    0.5
Distributors (Food & Health).............................................    0.2
Diversified Miscellaneous................................................    0.5
Electric Companies.......................................................    1.9
Electrical Equipment.....................................................    2.5
Electronics (Semiconductors).............................................    2.5
Engineering & Construction...............................................    1.2
Entertainment............................................................    0.4
Financial (Diversified)..................................................    1.8
Foods....................................................................    0.8
Health Care (Drugs-Major Pharmaceuticals)................................    0.9
Health Care (Medical Products & Supplies)................................    3.9
Health Care (Specialized Services).......................................    0.9
Homebuilding.............................................................    0.9
Insurance (Life/Health)..................................................    1.2
Insurance (Multi-Line)...................................................    2.5
Insurance (Property-Casualty)............................................    1.0%
Investment Banking/Brokerage.............................................    8.5
Leisure Time (Products)..................................................    1.8
Machinery (Diversified)..................................................    0.2
Manufacturing (Diversified)..............................................    1.6
Manufacturing (Specialized)..............................................    0.9
Metals Mining............................................................    1.6
Paper & Forest Products..................................................    0.9
Publishing...............................................................    1.9
Publishing (Newspapers)..................................................    1.5
Real Estate Development..................................................    0.7
REITS....................................................................    3.5
Retail (Building Supplies)...............................................    0.9
Retail (Computers & Electronics).........................................    0.7
Retail (Department Stores)...............................................    0.9
Retail (Food Chains).....................................................    0.8
Retail (Specialty).......................................................    1.9
Retail (Specialty-Apparel)...............................................    1.1
Savings & Loan Companies.................................................    2.0
Services (Advertising/Marketing).........................................    1.7
Services (Commercial & Consumer).........................................    1.5
Specialty Printing.......................................................    1.4
Telecommunications (Cellular/Wireless)...................................    3.3
Tobacco..................................................................    1.5
Trucks & Parts...........................................................    3.0
Unit Investment Trusts...................................................    5.1
Waste Management.........................................................    3.3
                                                                           -----
                                                                           100.0%
                                                                           -----
                                                                           -----

18                     See Notes to Financial Statements

GLOBAL SMALL CAP SERIES

                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $26,049,138)                                    $  24,750,174
Cash                                                                      16,607
Receivables
  Fund shares sold                                                        26,768
  Dividends and interest                                                  22,629
  Tax reclaim                                                              9,237
Prepaid expense                                                              457
                                                                   -------------
    Total assets                                                      24,825,872
                                                                   -------------
LIABILITIES
Payables
  Investment securities purchased                                        293,722
  Fund shares repurchased                                                 37,070
  Financial agent fee                                                     11,871
  Transfer agent fee                                                      11,713
  Distribution fee                                                        11,499
  Investment advisory fee                                                 10,622
  Trustees' fee                                                            9,090
  Administration fee                                                       3,171
Accrued expenses                                                         122,991
                                                                   -------------
    Total liabilities                                                    511,749
                                                                   -------------
NET ASSETS                                                         $  24,314,123
                                                                   -------------
                                                                   -------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $  28,137,864
Undistributed net investment loss                                       (297,580)
Accumulated net realized loss                                         (2,226,747)
Net unrealized depreciation                                           (1,299,414)
                                                                   -------------
NET ASSETS                                                         $  24,314,123
                                                                   -------------
                                                                   -------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $14,883,725)                     1,685,178
Net asset value per share                                                  $8.83
Offering price per share $8.83/(1-4.75%)                                   $9.27

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $9,430,398)                      1,084,718
Net asset value and offering price per share                               $8.69

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED JANUARY 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                            $   153,605
Interest                                                                  13,926
Foreign taxes withheld                                                    (6,109)
                                                                     -----------
    Total investment income                                              161,422
                                                                     -----------

EXPENSES
Investment advisory fee                                                  104,651
Distribution fee, Class A                                                 18,575
Distribution fee, Class B                                                 48,821
Financial agent fee                                                       23,342
Administration fee                                                        18,467
Custodian                                                                 43,329
Transfer agent                                                            42,101
Registration                                                              16,026
Printing                                                                  12,464
Professional                                                              12,464
Trustees                                                                  10,792
Miscellaneous                                                             11,328
                                                                     -----------
    Total expenses                                                       362,360
    Less expenses borne by investment adviser                            (67,216)
                                                                     -----------
    Net expenses                                                         295,144
                                                                     -----------
NET INVESTMENT LOSS                                                     (133,722)
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                       (2,179,313)
Net realized gain on foreign currency transactions                         2,409
Net change in unrealized appreciation (depreciation) on investments      245,112
Net change in unrealized appreciation (depreciation) on foreign
  currency and foreign currency transactions                                 238
                                                                     -----------
NET LOSS ON INVESTMENTS                                               (1,931,554)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(2,065,276)
                                                                     -----------
                                                                     -----------

                       See Notes to Financial Statements                      19

Global Small Cap Series

                       STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                Ended
                                          January 31, 1999      Year Ended
                                             (Unaudited)      July 31, 1998
                                          -----------------   --------------
FROM OPERATIONS
  Net investment income (loss)               $  (133,722)      $    (345,457)
  Net realized gain (loss)                    (2,176,904)          6,452,088
  Net change in unrealized appreciation
    (depreciation)                               245,350          (5,764,395)
                                          -----------------   --------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (2,065,276)            342,236
                                          -----------------   --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                 (1,031,017)         (1,634,436)
  Net realized gains, Class B                   (684,978)         (1,345,539)
  In excess of net investment income,
    Class A                                           --            (267,897)
  In excess of net investment income,
    Class B                                           --            (154,696)
                                          -----------------   --------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (1,715,995)         (3,402,568)
                                          -----------------   --------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (226,503
    and 303,616 shares, respectively)          1,944,551           3,167,670
  Net asset value of shares issued from
    reinvestment of distributions
    (119,451 and
    202,252 shares, respectively)                992,705           1,806,110
  Cost of shares repurchased (420,267
    and 900,403 shares, respectively)         (3,640,989)         (9,370,519)
                                          -----------------   --------------
Total                                           (703,733)         (4,396,739)
                                          -----------------   --------------
CLASS B
  Proceeds from sales of shares (51,981
    and 162,943 shares, respectively)            444,856           1,661,922
  Net asset value of shares issued from
    reinvestment of distributions
    (75,170 and
    138,880 shares, respectively)                615,640           1,231,865
  Cost of shares repurchased (255,282
    and 693,656 shares, respectively)         (2,166,143)         (7,063,874)
                                          -----------------   --------------
Total                                         (1,105,647)         (4,170,087)
                                          -----------------   --------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                              (1,809,380)         (8,566,826)
                                          -----------------   --------------
  NET DECREASE IN NET ASSETS                  (5,590,651)        (11,627,158)
NET ASSETS
  Beginning of period                         29,904,774          41,531,932
                                          -----------------   --------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT LOSS AND DISTRIBUTION
    IN EXCESS OF NET INVESTMENT INCOME
    OF ($297,580) AND ($163,858),
    RESPECTIVELY]                            $24,314,123       $  29,904,774
                                          -----------------   --------------
                                          -----------------   --------------

20                     See Notes to Financial Statements

Global Small Cap Series

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                             CLASS A
                                         ------------------------------------------------
                                         SIX MONTHS                               FROM
                                           ENDED               YEAR            INCEPTION
                                          1/31/99             ENDED            9/4/96 TO
                                         (UNAUDITED)         7/31/98            7/31/97
                                         ----------         ----------         ----------
Net asset value, beginning of period     $    10.11         $    11.08         $    10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                (0.04)(4)(5)       (0.07)(4)(5)       (0.03)(4)(5)
  Net realized and unrealized gain
    (loss)                                    (0.61)              0.14               1.11
                                         ----------         ----------         ----------
      TOTAL FROM INVESTMENT
        OPERATIONS                            (0.65)              0.07               1.08
                                         ----------         ----------         ----------
LESS DISTRIBUTIONS
  Dividends from net realized gains           (0.63)             (0.89)                --
  In excess of net investment income             --              (0.15)                --
                                         ----------         ----------         ----------
      TOTAL DISTRIBUTIONS                     (0.63)             (1.04)                --
                                         ----------         ----------         ----------
Change in net asset value                     (1.28)             (0.97)              1.08
                                         ----------         ----------         ----------
NET ASSET VALUE, END OF PERIOD           $     8.83         $    10.11         $    11.08
                                         ----------         ----------         ----------
                                         ----------         ----------         ----------
Total return(1)                               (6.04)%(3)          1.86%             10.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                               $14,884            $17,781            $23,874
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           2.10%(2)           2.10%              2.10%(2)
  Net investment income (loss)                (0.79)%(2)         (0.65)%            (0.32)%(2)
Portfolio turnover                               35%(3)            212%               162%(3)

                                                             CLASS B
                                         ------------------------------------------------
                                         SIX MONTHS                               FROM
                                           ENDED               YEAR            INCEPTION
                                          1/31/99             ENDED            9/4/96 TO
                                         (UNAUDITED)         7/31/98            7/31/97
                                         ----------         ----------         ----------
Net asset value, beginning of period     $    10.00         $    11.00         $    10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                (0.08)(4)(6)       (0.14)(4)(6)       (0.10)(4)(6)
  Net realized and unrealized gain
    (loss)                                    (0.60)              0.14               1.10
                                              -----              -----              -----
      TOTAL FROM INVESTMENT
        OPERATIONS                            (0.68)                --               1.00
                                              -----              -----              -----
LESS DISTRIBUTIONS
  Dividends from net realized gains           (0.63)             (0.89)                --
  In excess of net investment income             --              (0.11)                --
                                              -----              -----              -----
      TOTAL DISTRIBUTIONS                     (0.63)             (1.00)                --
                                              -----              -----              -----
Change in net asset value                     (1.31)             (1.00)              1.00
                                              -----              -----              -----
NET ASSET VALUE, END OF PERIOD           $     8.69         $    10.00         $    11.00
                                              -----              -----              -----
                                              -----              -----              -----
Total return(1)                               (6.31)%(3)          1.12%             10.00%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                                $9,430            $12,123            $17,658
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           2.85%(2)           2.85%              2.85%(2)
  Net investment income (loss)                (1.54)%(2)         (1.40)%            (1.07)%(2)
Portfolio turnover                               35%(3)            212%               162%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.03 and $0.05, respectively.
(6) Includes reimbursement of operating expenses by investment adviser of $0.02, $0.03 and $0.05, respectively.

                       See Notes to Financial Statements                      21

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Aberdeen Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series. Each Series has distinct investment objectives.

  The New Asia Series seeks as its investment objective long-term capital appreciation through investing in equity securities of issuers located in at least three different countries throughout Asia other than Japan. The Global Small Cap Series seeks as its investment objective long-term capital appreciation through investing in a globally diversified portfolio of equity securities of small and medium sized companies.

  Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, Passive Foreign Investment Companies, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999 (UNAUDITED) (CONTINUED)

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Series records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

H. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix-Aberdeen International Advisors, LLC ("PAIA" or the "Adviser") serves as the investment adviser to the Trust. PAIA is a joint venture between PM Holdings, Inc., a direct subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), and Aberdeen Fund Managers, Inc. ("Aberdeen"), a wholly-owned subsidiary of Aberdeen Asset Management PLC (previously known as Aberdeen Trust
PLC).

  PAIA is entitled to a fee at an annual rate of 0.85% of the average daily net assets of each Series. Pursuant to sub-advisory agreements, the Adviser delegates certain investment decisions and functions to other entities. Phoenix Investment Counsel, Inc. ("PIC"), an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average aggregate daily net assets of each Series from PAIA for providing cash management and other services, as needed. In addition, PAIA allocates certain assets of the Global Small Cap Series for management by PIC. PAIA pays a sub-advisory fee to PIC at an annual rate of 0.40% of the average daily net assets of the Global Small Cap Series so allocated. PAIA also pays a sub-advisory fee to Aberdeen at an annual rate of 0.40% of the average net assets of the New Asia Series and 0.40% of the average net assets of the Global Small Cap Series allocated to Aberdeen by the Adviser for management.

  The Adviser has agreed to reimburse the New Asia Series and the Global Small Cap Series to the extent that other operating expenses (excluding advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.00% of the average daily net assets for Class A and Class B shares for each Series.

  Phoenix Equity Planning Corporation ("PEPCO" or the "Distributor"), an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares, has advised the Trust that it retained net selling commissions of $1,476 for Class A shares and deferred sales charges of $54,870 for Class B shares for the six months ended January 31, 1999. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Series. The Distributor has advised the Trust that of the total amount expensed for the six months ended January 31, 1999, $61,410 was retained by the Distributor, $22,996 was paid out to unaffiliated participants and $3,992 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent to the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimums and waivers may apply. As Administrator for the Trust, Phoenix Investment Partners Ltd., an indirect, majority-owned subsidiary of PHL, receives a fee at an annual rate of 0.15% of the average daily net assets of each Series for administrative services.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended January 31, 1999, transfer agent fees were $69,968 of which PEPCO retained $4,656 which is net of fees paid to State Street.

  At January 31, 1999, PHL and its affiliates held Trust shares which aggregated the following:

                                                                Aggregate
                                                                Net Asset
                                                     Shares       Value
                                                    ---------  ------------
New Asia Series Class A...........................    309,003   $1,943,631
New Asia Series Class B...........................     10,545       65,799
Global Small Cap Series Class A...................    588,481    5,196,290
Global Small Cap Series Class B...................     11,978      104,093

PHOENIX-ABERDEEN SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended January 31, 1999 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                                                      Purchases         Sales
                                                    -------------   -------------
New Asia Series...................................  $     704,123   $   1,332,633
Global Small Cap Series...........................      8,826,789      12,124,492

  There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended January 31, 1999.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series' ability to repatriate such amounts.

This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ABERDEEN SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis F. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Chong Yoon Chou, Senior Vice President
Christopher D. Fishwick, Senior Vice President
Vivek Gandhi, Senior Vice President
Peter Hames, Senior Vice President
Gawaine Lewis, Senior Vice President
Hugh Young, Senior Vice President
Shahreza Yusof, Senior Vice President
Christian C. Bertelsen, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Julie L. Sapia, Vice President
Nancy G. Curtiss, Treasurer
C. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISER
Phoenix-Aberdeen International Advisors, LLC
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web Address:
WWW.PHOENIXINVESTMENTS.COM

Phoenix Equity Planning Corporation
PO Box 2200
Enfield CT 06083-2200

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